Employees - Summary of Assumptions for Pension Plans Representing Approximately 84% of Defined Benefit Pension Liability (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	2.50%	2.70%
Inflation	3.10%	3.20%
Rate of increase in salaries	3.00%	3.10%
Number of years a current pensioner is expected to live beyond age 65 - Men	22.1	22.5
Number of years a current pensioner is expected to live beyond age 65 - Women	24.0	24.6
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	22.6	23.8
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	25.6	26.5
United Kingdom [member] | Pensions in payment [member]
Disclosure of defined benefit plans [Line Items]
Rate of increase for pensions	3.00%	3.10%
United Kingdom [member] | Pensions in deferment [member]
Disclosure of defined benefit plans [Line Items]
Rate of increase for pensions	3.00%	3.10%
Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	1.80%	1.80%
Inflation	1.70%	1.70%
Rate of increase in salaries	2.20%	2.20%
Number of years a current pensioner is expected to live beyond age 65 - Men	22.5	21.8
Number of years a current pensioner is expected to live beyond age 65 - Women	24.3	24.0
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men	24.6	24.1
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women	26.6	26.3
Netherlands [member] | Pensions in payment [member]
Disclosure of defined benefit plans [Line Items]
Rate of increase for pensions	1.70%	1.70%
Netherlands [member] | Pensions in deferment [member]
Disclosure of defined benefit plans [Line Items]
Rate of increase for pensions	1.70%	1.70%